Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies
A summary of significant accounting policies consistently applied by management in the preparation of the accompanying financial statements follows:
Basis of Accounting
The financial statements of the Plan have been prepared on the accrual basis of accounting.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein and disclosures of contingent assets and liabilities. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
Investments are reported at estimated fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Thrift Plan Committee is responsible for establishing an accounting and financial reporting process for fair value measurements. The Thrift Plan Committee may look to the investment manager, trustee, or other service provider to assist in the mechanics of the valuation. However, the Thrift Plan Committee is responsible for obtaining sufficient information to evaluate and independently challenge the valuation.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
The Plan uses a fair value hierarchy which gives the highest priority to unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The fair value hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1: valuation is based upon unadjusted quoted market prices for identical instruments traded in active markets.

Level 2: valuation is based upon quoted market prices for similar instruments traded in active markets, quoted market prices for identical or similar instruments traded in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by market data.

Level 3: valuation is derived from other valuation methodologies, including discounted cash flow models and similar techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in determining fair value.
The Plan Sponsor generally uses quoted market prices to determine fair value, and classifies such items in Level 1.
The asset’s and liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in methodologies used at December 31, 2025 and 2024.

2.	Summary of Significant Accounting Policies (continued)

Mutual and money market funds - valued at the daily closing price as reported by the funds. Mutual and money market funds held by the Plan are open-end funds that are registered within the Securities and Exchange Commission (SEC). The funds are required to publish their daily net asset value and to transact at that price. These funds held by the Plan are deemed to be actively traded.
Common stock - valued at the closing price reported on the active market on which the individual securities are traded.
The methods described above might produce a fair value calculation that might not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Money Market Fund	$6,767,841	$—	$—	$6,767,841
Mutual Funds	123,475,784	—	—	123,475,784
Common Stock	13,945,243	—	—	13,945,243
Total Assets at Fair Value	$144,188,868	$—	$—	$144,188,868

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Money Market Fund	$7,491,343	$—	$—	$7,491,343
Mutual Funds	107,035,758	—	—	107,035,758
Common Stock	13,827,385	—	—	13,827,385
Total Assets at Fair Value	$128,354,486	$—	$—	$128,354,486
Payment of Benefits
Benefits are recorded when paid.
Administrative Fees
Participants pay fees for distributions from their accounts, for commissions on purchases and sales of S&T Bancorp, Inc. common stock, and for qualifications of domestic relations orders. The Plan passes through quarterly administrative fees to those participants who are no longer employed by the Employer. The Participants pay these fees directly to the Plan’s third-party administrator and record keeper, Transamerica. The Employer pays the quarterly administrative fees for active participants.

All other expenses of maintaining the Plan are paid by the Employer.